Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Income Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2022	$ 158,324	$ 16,928	$ 958	$ (55,005)	$ 121,205	$ 44,229	$ 165,434
Beginning Balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		3,614			3,614		3,614
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition, shares	2,426
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange, shares	1,070
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900				900		900
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares	94
Shares issued under ATM	$ 604				604		604
Shares issued under ATM, shares	88
Purchase of shares issued under Committed Purchase Agreement	$ 190				190		190
Purchase of shares issued under Committed Purchase Agreement, shares	30
Share issuance costs	$ (24)				(24)		(24)
Shares issued or accrued for services	$ 90				90		90
Shares issued or accrued for services, shares	13
Net unrealized loss on investments			(4,017)		(4,017)		(4,017)
Net loss for period				(10,163)	(10,163)	(48)	(10,211)
Ending balance, value at Dec. 31, 2022	$ 216,630	20,542	(3,059)	(65,168)	168,945	(643)	168,302
Ending Balance, shares at Dec. 31, 2022	17,070
Beginning balance, value at Mar. 31, 2023	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	75,395
Beginning Balance, shares at Mar. 31, 2023	17,606
IfrsStatementLineItems [Line Items]
Share-based compensation expense		2,248			2,248		2,248
Shares issued under Registered Direct Offering
Shares issued under registered direct offering, shares	1,970
Shares issued under ATM	$ 682				682		682
Shares issued under ATM, shares	186
Share issuance costs under ATM	$ (20)				(20)		(20)
Shares issued or accrued for services	$ 50				50		50
Shares issued or accrued for services, shares	16
Net unrealized loss on investments			3,444		3,444		3,444
Net loss for period				(50,450)	(50,450)	(19)	(50,469)
Ending balance, value at Dec. 31, 2023	$ 219,494	$ 23,452	$ (881)	$ (210,066)	$ 31,999	$ (669)	$ 31,330
Ending Balance, shares at Dec. 31, 2023	19,778